T. ROWE PRICE Retirement 2035 Fund
February 28, 2025 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/25
(Cost and value in $000s)
BOND MUTUAL FUNDS 19.4%
T. Rowe Price Funds:
New Income Fund  1,627,472 299,508 112,417 231,545,975 1,856,999
U.S. Treasury Long-Term Index
Fund  658,722 88,900 52,877 97,006,509 722,698
International Bond Fund (USD
Hedged)  560,517 130,071 39,267 77,812,932 665,301
Dynamic Global Bond Fund  369,149 66,374 22,654 53,712,947 421,647
Emerging Markets Bond Fund  285,852 52,706 17,495 35,339,672 330,426
High Yield Fund  272,023 35,883 22,024 49,168,205 293,534
Floating Rate Fund  97,927 24,612 10,083 12,101,087 112,298
Limited Duration Inflation Focused
Bond Fund  49,401 5,281 52,013 447,794 2,100
Total Bond Mutual Funds (Cost $4,859,192) 4,405,003
EQUITY MUTUAL FUNDS 79.6%
T. Rowe Price Funds:
Value Fund  2,875,703 270,200 220,898 61,446,724 2,916,262
Growth Stock Fund  2,714,265 205,621 311,183 25,511,136 2,709,793
U.S. Large-Cap Core Fund  1,933,955 151,967 145,620 46,202,614 1,930,807
Equity Index 500 Fund  1,900,332 35,409 179,285 12,270,895 1,924,199
Overseas Stock Fund  1,459,735 76,813 60,499 109,909,935 1,473,892
International Value Equity Fund  1,392,422 62,247 57,984 78,128,764 1,448,507
International Stock Fund  1,241,685 44,369 56,560 61,419,859 1,262,178
Real Assets Fund  1,160,146 76,027 65,460 79,249,425 1,164,174
Mid-Cap Growth Fund  685,365 76,943 60,254 6,652,482 660,192
Mid-Cap Value Fund  651,283 92,151 56,237 19,947,038 647,481
Emerging Markets Discovery Stock
Fund  511,815 28,320 23,317 37,071,271 524,929
Emerging Markets Stock Fund  399,124 57,285 17,513 12,971,490 439,344
Small-Cap Value Fund  384,503 44,379 24,445 7,545,586 397,502
Small-Cap Stock Fund  402,895 72,316 112,471 6,028,544 340,553
New Horizons Fund (2) 273,748 17,459 21,198 4,866,436 272,228
Total Equity Mutual Funds (Cost $12,924,952) 18,112,041
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  3,020 301,800 301,542 32,313 3,140
Total Other Mutual Funds (Cost $3,233) 3,140
SHORT-TERM INVESTMENTS 1.1%
Money Market Funds  1.0%
T. Rowe Price U.S. Treasury
Money Fund, 4.44% (3) 233,070 722,467 739,053 216,483,513 216,484

T. ROWE PRICE Retirement 2035 Fund

$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/25
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.1%
(continued)
U.S. Treasury Obligations  0.1%
U.S. Treasury Bills, 4.26%,
3/18/25 (4) 27,000,000 26,952
Total Short-Term Investments (Cost $243,430) 243,436
Total Investments in Securities 100.1%
(Cost $18,030,807) $ 22,763,620
Other Assets Less Liabilities (0.1)% (13,606)
Net Assets 100.0% $ 22,750,014
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At February 28, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2035 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 168 MSCI EAFE Index contracts 3/25 (20,409) $ (191)
Short, 652 Russell 2000 E-Mini Index contracts 3/25 (70,589) 7,196
Short, 476 S&P 500 E-Mini Index contracts 3/25 (141,925) 4,065
Net payments (receipts) of variation margin to date (13,853)
Variation margin receivable (payable) on open futures contracts $ (2,783)

T. ROWE PRICE Retirement 2035 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 122 $ 8,778 $ 11,123
Emerging Markets Bond Fund  (535) 9,363 15,545
Emerging Markets Discovery Stock Fund  2,432 8,111 21,347
Emerging Markets Stock Fund  478 448 8,441
Equity Index 500 Fund  65,942 167,743 19,900
Floating Rate Fund  (107) (158) 6,191
Growth Stock Fund  266,670 101,090 5,588
High Yield Fund  (662) 7,652 15,610
International Bond Fund (USD Hedged)  (56) 13,980 17,431
International Stock Fund  12,979 32,684 22,454
International Value Equity Fund  11,643 51,822 45,991
Limited Duration Inflation Focused Bond Fund  2,107 (569) 264
Mid-Cap Growth Fund  69,278 (41,862) 4,348
Mid-Cap Value Fund  79,822 (39,716) 13,008
New Horizons Fund  13,129 2,219 —
New Income Fund  (4,931) 42,436 64,954
Overseas Stock Fund  12,822 (2,157) 45,496
Real Assets Fund  5,576 (6,539) 27,958
Small-Cap Stock Fund  62,353 (22,187) 5,471
Small-Cap Value Fund  35,319 (6,935) 6,382
Transition Fund  (3,507) (138) —
U.S. Large-Cap Core Fund  141,050 (9,495) 22,415
U.S. Treasury Long-Term Index Fund  (9,732) 27,953 21,149
Value Fund  237,376 (8,743) 49,532
U.S. Treasury Money Fund, 4.44% — — 8,024
Totals $ 999,568# $ 335,780 $ 458,622+

T. ROWE PRICE Retirement 2035 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $714,815 of the net realized gain (loss).
+ Investment income comprised $458,622 of income distributions from underlying Price
Funds.

T. ROWE PRICE Retirement 2035 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2035 Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2035 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement 2035 Fund

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Mutual Funds $ 4,405,003 $ — $ — $ 4,405,003
Equity Mutual Funds 18,112,041 — — 18,112,041
Other Mutual Funds 3,140 — — 3,140
Short-Term Investments 216,484 26,952 — 243,436
Total Securities 22,736,668 26,952 — 22,763,620
Futures Contracts* 11,261 — — 11,261
Total $ 22,747,929 $ 26,952 $ — $ 22,774,881
Liabilities
Futures Contracts* $ 191 $ — $ — $ 191
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Retirement 2035 Fund

performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F158-054Q3 02/25